Salaries and social security expenses - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Salaries and social security expenses [abstract]
Wages and salaries	$ 104,400	$ 105,931	$ 132,025
Social security costs	30,888	29,865	30,558
Equity-settled share-based compensation	4,734	4,728	5,552
Salaries and social security expenses	140,022	140,524	168,135
Wages and salaries capitalized in property, plant and equipment	$ 32,714	$ 32,636	$ 41,172